Income Tax - Schedule of Movement in Deferred Tax Assets (Liabilities) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement in Deferred Tax Assets (Liabilities) [Abstract]
Balance at beginning	$ (115,460)	$ (514,675)
Recognized in profit or loss	233,848	669,869
Recognized in goodwill		(36,973)
Foreign exchange differences reserve	1,752	(2,761)
Balance at ending	$ 351,060	$ 115,460